SHARE CAPITAL (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of classes of share capital [abstract]
Summary of Issued and Fully Paid Ordinary Shares	The following table outlines ordinary share activity for each period presented.

SHARES
Issued and fully paid ordinary shares
As of January 1, 2026	35,097,190
Issue of ordinary shares in relation to employee stock purchase plan	56,473
Issue of restricted ordinary share awards (Notes 12, 14)	203,253
Issue of ordinary shares to satisfy employee entitlements arising from the vesting of Restricted Share Units (Notes 13, 14)	240,548
As of June 30, 2026	35,597,464

As of January 1, 2025	34,762,899
Issue of ordinary shares in relation to employee stock purchase plan (Note 12)	13,448
Issue of restricted ordinary share awards (Notes 12, 14)	44,086
Issue of ordinary shares to satisfy employee entitlements arising from the vesting of Restricted Share Units (Notes 13, 14)	147,183
Issue of ordinary shares in exchange of share options exercised (Note 14)	36,857
Issue of ordinary shares as a payment of consideration for OddsJam Acquisition (Note 5)	708,178
As of June 30, 2025	35,712,651